Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (12,537,472)	$ 4,464,079
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on investments held in Trust Account	(548,676)	(5,813,213)
Change in fair value of convertible note	9,105,853
Interest expense - debt discount	891,624	8,966
Increase in current assets
Prepaid expenses	71,884	599,440
Increase in current liabilities
Accounts payable and accrued liabilities	878,609	(28,629)
Due from Sponsor	(36,503)
Due to affiliate	120,000	116,250
Net cash used in operating activities	(2,054,680)	(653,107)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemptions	13,781,323	284,916,127
Net cash provided by (used in) investing activities	13,781,323	284,916,127
Cash Flows from Financing Activities:
Proceeds from Subscription Agreement loan	1,711,313
Redemption of ordinary shares	(13,781,323)	(284,916,127)
Proceeds from Sponsor note	343,367	155,848
Net cash used in by financing activities	(11,726,643)	(284,760,279)
NET CHANGE IN CASH		(497,259)
CASH, BEGINNING OF THE PERIOD		497,259
CASH, END OF THE PERIOD
Non-cash investing and financing activities:
Deferred underwriting commissions payable charged to additional paid in capital		(10,812,500)
Remeasurement of Class A ordinary shares to redemption value	548,676	5,813,213
Sponsor shares contributed for no redemption of shares	784,302	118,298
Conversion of Class B shares to Class A		719
Aspire Biopharma Inc [Member]
Cash Flows from Operating Activities:
Net loss	(1,309,872)	(359,070)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization
Interest expense - debt discount	97,988
Increase in current assets
Prepaid expenses	(109,356)	(12,500)
Subscription Receivable
Increase in current assets	(109,356)	(12,500)
Increase in current liabilities
Accounts payable and accrued liabilities	247,846	50,038
Short-term loans from shareholders (net)	906,196	332,668
Increase in current liabilities	1,154,042	382,706
Net cash used in operating activities	(265,186)	11,136
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities
Cash Flows from Financing Activities:
Series A Preferred stock, par value $0.0001	32
Additional paid in capital	257,613
Net cash used in by financing activities	257,645
NET CHANGE IN CASH	(7,541)	11,136
CASH, BEGINNING OF THE PERIOD	11,174	38
CASH, END OF THE PERIOD	3,633	11,174
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes	1,013
Note Payable addition from OID	$ 280,549